ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE

As at December 31 (millions of dollars)	2024	2023
Accounts receivable - billed	433	405
Accounts receivable - unbilled	539	482
Accounts receivable, gross	972	887
Allowance for doubtful accounts	(61)	(57)
Accounts receivable, net	911	830
The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2024 and 2023:

As at December 31 (millions of dollars)	2024	2023
Allowance for doubtful accounts – beginning	(57)	(63)
Write-offs	18	20
Additions to allowance for doubtful accounts	(22)	(14)
Allowance for doubtful accounts – ending	(61)	(57)